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                                                As filed pursuant to Rule 497
                                                Under the Securities Act of 1933
                                                Registration No. 033-81472


                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
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                            VARIABLE SEPARATE ACCOUNT
                         SUPPLEMENT TO THE PROSPECTUSES
                   POLARIS VARIABLE ANNUITY DATED MAY 1, 2006
                  POLARIS II VARIABLE ANNUITY DATED MAY 1, 2006
             POLARIS PLATINUM II VARIABLE ANNUITY DATED MAY 1, 2006
          POLARIS II PLATINUM SERIES VARIABLE ANNUITY DATED MAY 1, 2006
              POLARIS PROTECTOR VARIABLE ANNUITY DATED MAY 1, 2006
             POLARISAMERICA VARIABLE ANNUITY DATED OCTOBER 24, 2005
             AMERICAN PATHWAY II VARIABLE ANNUITY DATED MAY 1, 2006
          WM DIVERSIFIED STRATEGIES VARIABLE ANNUITY DATED MAY 1, 2006
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                          VARIABLE ANNUITY ACCOUNT ONE
                          SUPPLEMENT TO THE PROSPECTUS
                   ICAP II VARIABLE ANNUITY DATED MAY 1, 2006
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                          VARIABLE ANNUITY ACCOUNT TWO
                          SUPPLEMENT TO THE PROSPECTUS
         VISTA CAPITAL ADVANTAGE VARIABLE ANNUITY DATED OCTOBER 31, 2005
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                          VARIABLE ANNUITY ACCOUNT FIVE
                         SUPPLEMENT TO THE PROSPECTUSES
  SEASONS VARIABLE ANNUITY DATED OCTOBER 24, 2005 (AS SUPPLEMENTED MAY 1, 2006)
             SEASONS SELECT VARIABLE ANNUITY DATED OCTOBER 24, 2005
            SEASONS SELECT II VARIABLE ANNUITY DATED OCTOBER 24, 2005
                         (AS SUPPLEMENTED MAY 1, 2006)
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                    VARIABLE ANNUITY ACCOUNT SEVEN SUPPLEMENT
                               TO THE PROSPECTUSES
              POLARIS II A-CLASS VARIABLE ANNUITY DATED MAY 1, 2006
      POLARIS II A-CLASS PLATINUM SERIES VARIABLE ANNUITY DATED MAY 1, 2006
              POLARIS PLUS VARIABLE ANNUITY DATED OCTOBER 24, 2005
                         (AS SUPPLEMENTED MAY 1, 2006)
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                          VARIABLE ANNUITY ACCOUNT NINE
                         SUPPLEMENT TO THE PROSPECTUSES
              DATED MAY 2, 2005 (AS SUPPLEMENTED OCTOBER 24, 2005)
                   ALLIANCEBERNSTEIN OVATION VARIABLE ANNUITY
                 ALLIANCEBERNSTEIN OVATION PLUS VARIABLE ANNUITY
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AS OF AUGUST 1, 2006, THE FOLLOWING PARAGRAPH REPLACES THE 4TH AND 5TH
PARAGRAPHS UNDER THE TRANSFER POLICIES SUBHEADING:

On or about August 1, 2006, we are modifying the operation of the Standard U.S. Mail Policy component of our transfer policy as follows:

In addition to charging a fee when you exceed a specific number of transfers, all transfer requests in excess of 15 transfers within a rolling twelve-month look-back period must be submitted by United States Postal Service first-class mail ("U.S. Mail"). Once a contract triggers this "Standard U.S. Mail Policy," all transfer requests must be submitted by U.S. Mail for 12 months from the date of the triggering transfer. For example, if you made a transfer on August 16, 2006 and within the previous twelve months (from August 17, 2005 forward) you made 15 transfers including the August 16th transfer, then all transfers made for twelve months after August 16, 2006 must be submitted by U.S. Mail (from August 17, 2006 through August 16, 2007). We will not accept transfer requests submitted by any other medium except U.S. Mail during this 12-month period. Transfer requests required to be submitted by U.S. Mail can only be cancelled by a written request sent by U.S. Mail with the appropriate paperwork received prior to the execution of the transfer. All transfers made on the same day prior to Market Close are considered one transfer request. Transfers resulting from your participation in the DCA or Asset Rebalancing programs are not included for the purposes of determining the number of transfers before applying the Standard U.S. Mail Policy. We apply the Standard U.S. Mail Policy uniformly and consistently to all contract owners except for omnibus group contracts as described below.

We believe that the Standard U.S. Mail Policy is a sufficient deterrent to Short-Term Trading. However, we may become aware of transfer patterns among the Variable Portfolios and/or Fixed Accounts which reflect what we consider to be Short-Term Trading or otherwise detrimental to the Variable Portfolios but have not yet triggered the limitations of the Standard U.S. Mail Policy described above. If such transfer activity comes to our attention, we may require you to adhere to our Standard U.S. Mail Policy prior to reaching the specified number of transfers ("Accelerated U.S. Mail Policy"). To the extent we become aware of Short-Term Trading activities which cannot be reasonably controlled by the Standard U.S. Mail Policy or the Accelerated U.S. Mail Policy, we also reserve the right to evaluate, in our sole discretion, whether to impose further limits on the number and frequency of transfers you can make, impose minimum holding periods and/or reject any transfer request or terminate your transfer privileges. We will notify you in writing if your transfer privileges are terminated. In addition, we reserve the right not to accept transfers from a third party acting for you and not to accept pre-authorized transfer forms.

AS OF AUGUST 1, 2006, THE FOLLOWING PARAGRAPH REPLACES THE 8TH PARAGRAPH UNDER THE TRANSFER POLICIES SUBHEADING:

The Standard and Accelerated U.S. Mail Policies are applied uniformly and consistently to contract owners utilizing third party trading services/strategies that perform asset allocation services for a number of contract owners at the same time. You should be aware that such third party trading services may engage in transfer activities that can also be detrimental to the Variable Portfolios, including trading relatively large groups of contracts simultaneously. These transfer activities may not necessarily be intended to take advantage of short-term price fluctuations or price inefficiencies. However, such activities can create the same or similar risks as Short-Term Trading and negatively impact the Variable Portfolios as described above.

Date:  June 30, 2006

                Please keep this Supplement with your Prospectus